Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Aggregate shares	465,000	465,000
Private placement units	$ 10	$ 10
Aggregate purchase price	$ 4,650,000	$ 4,650,000